Note 5 - Summary of Significant Accounting Policies - Anti-dilutive Securities (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Anti-dilutive securities (in shares)	5,892,510	4,061,688	5,166,910	3,451,355
Share-based Payment Arrangement [Member]
Anti-dilutive securities (in shares)	1,958,411	1,552,211	1,744,811	1,032,211
Warrant [Member]
Anti-dilutive securities (in shares)	3,934,099	2,509,477	3,422,099	2,035,197